Note 2 - Business Combinations (Details) - Summary of the fair values of the assets acquired and liabilities assumed from AT&T Japan In Thousands, unless otherwise specified	5 Months Ended
	Sep. 01, 2010 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Summary of the fair values of the assets acquired and liabilities assumed from AT&T Japan [Abstract]
Accounts receivable	¥ 5,459,158
Inventories	12,196
Prepaid expenses	159,285
Deferred tax assets―current	170,852
Other current assets	13,562
Other investments	357,097
Property and equipment	1,371,086
Other intangible assets	3,725,649
Deferred tax assets―Noncurrent	1,354,758
Other assets	44,221
Total assets acquired	12,667,864
Accounts payable	485,271
Accrued expenses	3,216,424
Deferred income―current	113,336
Other current liabilities	243,513
Deferred tax liabilities―Noncurrent	1,525,610
Deferred income―Noncurrent	201,983
Total liabilities assumed	5,786,137
Total identified net assets	6,881,727
Goodwill	2,288,273	63,402	5,969,951	61,473	5,788,333
Purchase price	¥ 9,170,000